Cover	Feb. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2024
Entity File Number	001-39761
Entity Registrant Name	Ondas Holdings Inc.
Entity Central Index Key	0001646188
Entity Tax Identification Number	47-2615102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	53 Brigham Street
Entity Address, Address Line Two	Unit 4
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	888
Local Phone Number	350-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ONDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false